Restructuring Initiatives	12 Months Ended
Mar. 31, 2012
Restructuring Initiatives [Abstract]
Restructuring Initiatives

17. Restructuring initiatives:

In anticipation of an ongoing environment of economic uncertainty, Nomura has undertaken group-wide restructuring initiatives primarily focusing on the Wholesale Division to improve profitability, select accretive businesses aligned with market conditions and allocate business resources to growth regions accordingly.

As a result of these restructuring initiatives, Nomura recognized restructuring costs of ¥12,397 million in the consolidated statements of income for the year ended March 31, 2012. These primarily comprise employee termination costs reported within Non-interest expenses—Compensation and benefits. As of March 31, 2012, ¥5,314 million of this amount had been settled and the remaining ¥7,083 million is reported as a liability.

These restructuring initiatives are expected to be completed during the year ending March 31, 2013, however, the total costs to be incurred going forward are currently under evaluation.